Segments - Additional Information (Detail)	3 Months Ended									12 Months Ended
	Mar. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Segments	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments	3									3
Number of operating segments	0									0
Description of factors used to identify entity's reportable segments	No operating segments aggregated to arrive at the Company’s reportable segments.									No operating segments aggregated to arrive at the Company's reportable segments.
Revenue	$ 83,343,000	$ 105,845,000	$ 68,817,000	$ 78,952,000	$ 76,922,000	$ 96,019,000	$ 63,467,000	$ 62,697,000	$ 57,594,000	$ 330,537,000	$ 279,777,000	$ 211,009,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	0
Corporate-owned Stores [Member]
Segment Reporting Information [Line Items]
Revenue	25,697,000				23,546,000					98,390,000	85,041,000	67,364,000
Corporate-owned Stores [Member] | Canada [Member]
Segment Reporting Information [Line Items]
Long-lived assets	3,239,000	$ 3,149,000				$ 2,011,000				3,149,000	2,011,000
Franchise [Member]
Segment Reporting Information [Line Items]
Revenue	27,677,000				21,757,000					88,085,000	71,806,000	44,157,000
Franchise [Member] | Placement Services [Member]
Segment Reporting Information [Line Items]
Revenue	$ 2,075,000				$ 1,974,000					$ 9,806,000	$ 8,450,000	$ 6,315,000